Bridge Financing, Notes Payable, Accrued Interest and Cash Payment Obligation (Details 6) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Notes to Financial Statements
Amortization of note discounts		$ 1,334,729	$ 6,134,367	$ 3,935,108
Amortization of deferred financing costs				263,255
Other interest expense	826	112,630	213,819	361,201
Total	$ 826	$ 1,447,359	$ 6,348,186	$ 4,559,564